ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination [text block]
The following table summarizes management's recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts and other receivable	$21,618

Cash	5,055
Inventories	24,474
Property, plant and equipment	19,864
Right-of-use assets	5,744
Intangible assets	34,330
Prepaid expenses and deposits	1,338
Total assets	$112,423

Liabilities
Accounts payable and accrued liabilities	27,708
Lease liability	5,681
Other liabilities	12,056
Loan payable	236
Deferred income taxes	9,837
Total liabilities	$55,518
Total identifiable net assets at fair value	$56,905

Consideration transferred
Cash consideration	$52,171
Equity instruments (7,562,447 Common Shares)	39,121
Contingent consideration	4,472
Settlement of pre-acquisition relationship	(89)
Working capital adjustment	(541)
$95,134

Goodwill arising on acquisition	$38,229
The following table summarizes management's provisional recognition of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts and other receivable	$1,258
Cash	118
Inventories	1,134
Intangible assets	12,126
Prepaid expenses and deposits	13
Total assets	$14,649

Liabilities
Accounts payable and accrued liabilities	$1,097
Deferred income taxes	3,933
Total liabilities	$5,030

Total identifiable net assets at fair value	$9,619

Consideration transferred
Cash consideration	$4,893
Contingent consideration	17,090
Deferred consideration	1,307
Working capital adjustment	624
$23,914

Goodwill arising on acquisition	$14,295